Intangible Assets (Tables) - Blade Urban Air Mobility [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Summary of acquisition of the customer list from SAFE

Cash consideration	$175
Estimate of future commission liability of $543, net of discount of $26	517
Total value of customer list acquired	$692

Summary of information about the Company's intangible assets

		2020			2019
		Gross			Gross
	Estimated	Carrying	Accumulated		Carrying	Accumulated
Finite-lived intangible assets	useful life	Amount	Amortization	Net	Amount	Amortization	Net
Customer list	5 years	$942	$(414)	$528	$942	$(224)	$718
Trademarks	10 years	6	(1)	5	6	(1)	5
Total		$948	$(415)	$533	$948	$(225)	$723

Schedule Of Finite Lived And Indefinite Lived Intangible Assets By Major Class [Table Text Block]

		March 31, 2021			September 30, 2020
		Gross			Gross
		Carrying	Accumulated		Carrying	Accumulated
		Amount	Amortization	Net	Amount	Amortization	Net
Intangible assets	Estimated useful life
Customer list	5 years	$942	$(507)	$435	$942	$(414)	$528
Domain name	Indefinite	503	—	503	—	—	—
Trademarks	10 years	6	(2)	4	6	(1)	5
Total		$1,451	$(509)	$942	$948	$(415)	$533